Share-Based Compensation (Share-based Compensation to the Chief Executive Officer) (Details) (CEO [Member], USD $)	0 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended		12 Months Ended
	Jan. 02, 2008	Jan. 31, 2008 Ordinary Shares [Member]	Mar. 31, 2008 Ordinary Shares [Member]	Apr. 30, 2008 Restricted Shares [Member]	Jan. 31, 2008 Restricted Shares [Member]	Dec. 31, 2012 Restricted Shares [Member]	Dec. 31, 2011 Restricted Shares [Member]	Dec. 31, 2010 Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		7,000,000			8,000,000
Vesting period				4 years
Interest held in Beijing Fire Fox, contingent right	25.00%
Share-based compensation expense due to incremental fair value			$ 1,800,000	$ 7,000,000
Share-based compensation expense						41,000	500,000	1,200,000
Unrecognized compensation expenses						0
Fair value of equity shares, vested in period						$ 26,500,000	$ 39,700,000	$ 32,700,000